Short-term Borrowings and Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Short-term Borrowings and Long-term Debt
Schedule of long-term debt

	December 31,
	2017	2016
Term loan A-1 under Credit Agreement with interest payable monthly at LIBOR of 1.57% plus 1.75% at December 31, 2017	$657,637	$775,500
Term loan A-2 under Credit Agreement with interest payable monthly at LIBOR of 1.57% plus 1.875% at December 31, 2017	421,238	458,375
Receivable Credit Facility with interest payable monthly at LIBOR of 1.56% plus 0.75% at December 31, 2017	308,849	269,273

Total long-term debt	1,387,724	1,503,148
Less unamortized debt issuance costs	(13,222)	(17,825)

Long-term debt, net of debt issuance costs	$1,374,502	$1,485,323

Schedule of annual principal repayments
2018	$—
2019	—
2020	966,486
2021	—
2022	421,238

Total	$1,387,724